Assets Held for Sale	12 Months Ended
Dec. 31, 2022
Assets Held For Sale [Abstract]
Assets Held for Sale
14.	ASSETS HELD FOR SALE
The company has classified the
non-current
assets relating to the equity accounted investee (Wallbox Fawsn) (refer to Note 12) as assets held for sale, as at December 31, 2022 the Group is committed to a plan to sell the investment and expects to recover the value of these assets through this sale transaction. The management expects to settle this transaction in the following 12 months. Moreover, the Group has received multiple offers from potential acquirers where the offer price is aligned with the net book value of these assets.
During fiscal year 2022, the Group has invoiced Euros 47 thousand for the interests generated by the non-current
loan granted to the joint venture (refer to Note 26). Additionally, during 2022, the group has recognized an impairment loss of Euros 1,411 thousand on outstanding loans (refer to Note
2
3
) and Euros 534
thousand for trade receivables.